CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Short-Term Debt [Line Items]
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued	625	6,250
Preferred stock, shares outstanding	625	6,250
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	150,000,000	150,000,000
Common stock, shares issued	4,166,713	2,116,191
Common stock, shares outstanding	4,166,713	2,116,191
Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Convertible notes payable, debt discount	$ 57,994	$ 435,635